May 5, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Kansas City Life Variable Annuity Separate Account
Registration Statement on Form N-6
File No. 333-150926

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information dated May 1, 2010 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.  If you have any questions, please call the undersigned at (816) 753-7000 ext. 8706.

Sincerely,

/s/ Jason Ankenman

Jason Ankenman